Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Reconciles Numerator and Denominator of Basic and Diluted Earnings Per Share

A reconciliation of basic and diluted earnings (loss) per share is as follows (in millions, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Basic:
Net income (loss) attributable to CNH Industrial	$126	$124	$(386)	$146
Weighted average common shares outstanding—basic	1,362	1,361	1,362	1,360
Basic earnings (loss) per share	$0.10	$0.09	$(0.28)	$0.11
Diluted:
Net income (loss) attributable to CNH Industrial	$126	$124	$(386)	$146
Weighted average common shares outstanding—basic	1,362	1,361	1,362	1,360
Effect of dilutive securities (when dilutive):
Stock compensation plans *	2	2	-	3
Weighted average common shares outstanding—diluted	1,364	1,363	1,362	1,363
Diluted earnings (loss) per share	$0.10	$0.09	$(0.28)	$0.11

(*)

Restricted Share Units of approximately 1.6 million shares for the six months ended June 30, 2016 were outstanding but not included in the calculation of diluted earnings per share as the impact of these shares would have been anti-dilutive.